UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3346

                     Oppenheimer Disciplined Allocation Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2003 - October 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

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TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK HOLDINGS
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UnitedGlobalCom, Inc., Cl. A                                                3.2%
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Raytheon Co.                                                                2.4
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Cendant Corp.                                                               2.1
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BP plc, ADR                                                                 1.9
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Take-Two Interactive Software, Inc.                                         1.8
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Liberty Media Corp., Cl. A                                                  1.8
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Altria Group, Inc.                                                          1.7
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Citigroup, Inc.                                                             1.6
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IDT Corp., Cl. B                                                            1.6
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Bank of America Corp.                                                       1.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN COMMON STOCK INDUSTRIES
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Media                                                                       6.0%
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Software                                                                    4.0
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Diversified Financial Services                                              4.0
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Aerospace & Defense                                                         3.4
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Oil & Gas                                                                   3.3
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Commercial Banks                                                            3.2
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Insurance                                                                   2.8
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Pharmaceuticals                                                             2.6
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Commercial Services & Supplies                                              2.1
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Biotechnology                                                               2.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.

                  8 | OPPENHEIMER DISCIPLINED ALLOCATION FUND
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[GRAPHIC]
EDGAR REPRESENTATION OF PRINTED NUMBERS USED IN GRAPHIC
PORTFOLIO ALLOCATION

Bonds and Notes            48.4%
Stocks                     45.1
Cash Equivalents            6.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on total investments.
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                  9 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Security selection and asset allocation between equities and fixed income contributed equally to the Fund's performance during the reporting period ended October 31, 2004. Early in the year, when equities were rising, we had a higher allocation to equities. We subsequently lowered this weighting and increased the fixed income allocation to take advantage of this market's volatility during the second half.
   The fixed income side of the portfolio appreciated owing to our decisions on mortgages, the direction of interest rates and corporate credit risk. In mortgages, we emphasized high coupon mortgages, which did quite well, particularly in the second half, a period marked by uneasiness about the economy and rising interest rates. During the course of the year, we also managed the duration of the portfolio to take advantage of market volatility resulting from investor sentiment that we felt was out of sync with reality. In corporate bonds, we decided to emphasize corporate credit risk, particularly high yield and lower investment grade bonds (DDD-rated), both of which did particularly well during the period.
   The Fund performed well in seven of the 10 equity sectors we follow. In consumer staples, there were two notable contributors to performance. One was a wholesale club operator, which did well despite increases in the costs of materials and packaging. The other was an alcoholic beverages distributor, which benefited from surging sales from its imported beer brands, especially Corona. In financials, we took advantage of inefficient pricing in the IPO of Genworth Financial, Inc., a spin off from GE Co. The equipment and services component of the healthcare sector, particularly a managed healthcare provider, benefited Fund performance, as did our decision to realize gains early in the year from our biotechnology holdings. Our performance in the industrial sector was due in large part to positions in Raytheon Co., a manufacturing conglomerate and an aerospace company, among others. Strong stock selection across the board, with an emphasis on semiconductor companies, drove our performance in the information technology sector. The Fund's position in Take-Two Interactive Software, Inc., which develops and manufactures third party video games, contributed meaningfully to performance in the software and services sector. The same was true of a position in a leading industrial gas manufacturer, which enabled us to perform well in the materials sector.

                  10 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

   Conversely, the Fund's slight underperformance in the energy sector resulted from our limited stake in this sector, despite stellar performance from investments in BP plc, ADR and a Russian integrated oil company. Underperformance in the telecommunications sector, our largest detractor, was due to our limited exposure in the wireless sub-sector, which did very well over the period, and to our remaining faithful to long distance provider IDT Corp., which declined significantly. Finally, undermining performance the most in the consumer discretionary sector was an investment in a diversified internet services company, which suffered from negative growth in on-line travel bookings.
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2004. In the case of Class A shares, performance is measured over a ten-fiscal-year period. In the case of Class B, performance is measured from inception of the class on October 2, 1995. In the case of Class C, performance is measured from inception of the class on May 1, 1996. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
   The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Fund's performance is also compared to Merrill Lynch Corporate and Government Master Index, a broad-based index of U.S. Treasury and government agency securities, corporate and Yankee bonds regarded as a general measurement of the performance of the domestic debt securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                  11 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

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FUND PERFORMANCE DISCUSSION
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CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

 Oppenheimer Disciplined Allocation Fund (Class A)
 S&P 500 Index
 Merrill Lynch Corporate and Government Master Index

[GRAPHIC]
EDGAR REPRESENTATION OF PRINTED NUMBERS USED IN GRAPHIC

                      Oppenheimer                             Merrill Lynch
                      Disciplined                             Corporate and
                    Allocation Fund                             Government
Date                   (Class A)         S&P 500 Index         Master Index

12/31/1993            $ 9,425.00          $10,000.00           $10,000.00
03/31/1994              9,185.00            9,621.00             9,706.00
06/30/1994              9,028.00            9,662.00             9,590.00
09/30/1994              9,281.00           10,133.00             9,632.00
12/31/1994              9,226.00           10,131.00             9,673.00
03/31/1995              9,789.00           11,117.00            10,145.00
06/30/1995             10,430.00           12,176.00            10,801.00
09/30/1995             10,909.00           13,143.00            11,000.00
12/31/1995             11,436.00           13,934.00            11,510.00
03/31/1996             11,628.00           14,682.00            11,256.00
06/30/1996             11,707.00           15,340.00            11,303.00
09/30/1996             11,933.00           15,814.00            11,499.00
10/31/1996 1           12,153.00           16,250.00            11,763.00
01/31/1997             12,818.00           18,201.00            11,867.00
04/30/1997             12,854.00           18,641.00            11,933.00
07/31/1997             14,571.00           22,303.00            12,552.00
10/31/1997             14,441.00           21,466.00            12,818.00
01/31/1998             14,719.00           23,097.00            13,200.00
04/30/1998             15,716.00           26,295.00            13,275.00
07/31/1998             15,296.00           26,609.00            13,575.00
10/31/1998             15,296.00           26,191.00            14,140.00
01/31/1999             16,523.00           30,606.00            14,353.00
04/30/1999             16,579.00           32,035.00            14,126.00
07/31/1999             16,299.00           31,985.00            13,890.00
10/31/1999             15,697.00           32,913.00            14,035.00
01/31/2000             15,401.00           33,771.00            13,954.00
04/30/2000             16,270.00           35,278.00            14,266.00
07/31/2000             16,381.00           34,852.00            14,679.00
10/31/2000             16,996.00           34,913.00            15,047.00
01/31/2001             17,188.00           33,467.00            15,856.00
04/30/2001             16,190.00           30,704.00            15,977.00
07/31/2001             16,200.00           29,861.00            16,553.00
10/31/2001             15,276.00           26,224.00            17,360.00
01/31/2002             15,595.00           28,067.00            17,042.00
04/30/2002             15,472.00           26,830.00            17,168.00
07/31/2002             14,237.00           22,809.00            17,723.00
10/31/2002             14,381.00           22,265.00            18,327.00
01/31/2003             14,293.00           21,610.00            18,787.00
04/30/2003             14,832.00           23,260.00            19,283.00
07/31/2003             15,823.00           25,235.00            18,945.00
10/31/2003             16,418.00           26,893.00            19,400.00
01/31/2004             17,470.00           29,075.00            19,824.00
04/30/2004             17,116.00           28,579.00            19,634.00
07/31/2004             17,027.00           28,556.00            19,821.00
10/31/2004             17,588.00           29,424.00            20,475.00

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04
1-Year  0.97%   5-Year  1.10%   10-Year  5.91%

1. The Fund changed its fiscal year end from 12/31 to 10/31.

                  12 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

 Oppenheimer Disciplined Allocation Fund (Class B)
 S&P 500 Index
 Merrill Lynch Corporate and Government Master Index

[GRAPHIC]
EDGAR REPRESENTATION OF PRINTED NUMBERS USED IN GRAPHIC

                      Oppenheimer                             Merrill Lynch
                      Disciplined                             Corporate and
                    Allocation Fund                             Government
Date                   (Class B)         S&P 500 Index         Master Index

10/02/1995             $10,000.00          $10,000.00           $10,000.00
12/31/1995              10,493.00           10,602.00            10,463.00
03/31/1996              10,647.00           11,170.00            10,232.00
06/30/1996              10,697.00           11,671.00            10,275.00
09/30/1996              10,880.00           12,032.00            10,453.00
10/31/1996 1            11,072.00           12,364.00            10,693.00
01/31/1997              11,651.00           13,848.00            10,788.00
04/30/1997              11,664.00           14,183.00            10,848.00
07/31/1997              13,198.00           16,969.00            11,411.00
10/31/1997              13,060.00           16,332.00            11,652.00
01/31/1998              13,283.00           17,573.00            11,999.00
04/30/1998              14,159.00           20,007.00            12,068.00
07/31/1998              13,749.00           20,245.00            12,341.00
10/31/1998              13,726.00           19,928.00            12,854.00
01/31/1999              14,805.00           23,286.00            13,048.00
04/30/1999              14,821.00           24,374.00            12,841.00
07/31/1999              14,546.00           24,335.00            12,627.00
10/31/1999              13,978.00           25,041.00            12,758.00
01/31/2000              13,687.00           25,694.00            12,685.00
04/30/2000              14,437.00           26,841.00            12,968.00
07/31/2000              14,507.00           26,517.00            13,344.00
10/31/2000              15,023.00           26,563.00            13,678.00
01/31/2001              15,171.00           25,463.00            14,414.00
04/30/2001              14,259.00           23,360.00            14,524.00
07/31/2001              14,239.00           22,719.00            15,047.00
10/31/2001              13,407.00           19,952.00            15,781.00
01/31/2002              13,686.00           21,354.00            15,492.00
04/30/2002              13,579.00           20,413.00            15,606.00
07/31/2002              12,495.00           17,354.00            16,111.00
10/31/2002              12,621.00           16,940.00            16,660.00
01/31/2003              12,544.00           16,442.00            17,079.00
04/30/2003              13,017.00           17,697.00            17,529.00
07/31/2003              13,887.00           19,200.00            17,222.00
10/31/2003              14,409.00           20,461.00            17,635.00
01/31/2004              15,332.00           22,121.00            18,021.00
04/30/2004              15,021.00           21,744.00            17,848.00
07/31/2004              14,943.00           21,727.00            18,018.00
10/31/2004              15,436.00           22,387.00            18,613.00


AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04
1-Year 1.13% 5-Year 1.12% Since Inception (10/2/95) 4.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE-INCEPTION RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from 12/31 to 10/31.

                  13 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

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FUND PERFORMANCE DISCUSSION
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CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

 Oppenheimer Disciplined Allocation Fund (Class C)
 S&P 500 Index
 Merrill Lynch Corporate and Government Master Index

[GRAPHIC]
EDGAR REPRESENTATION OF PRINTED NUMBERS USED IN GRAPHIC

                      Oppenheimer                             Merrill Lynch
                      Disciplined                             Corporate and
                    Allocation Fund                             Government
Date                   (Class C)         S&P 500 Index         Master Index

05/01/1996             $10,000.00          $10,000.00           $10,000.00
06/30/1996              10,062.00           10,297.00            10,113.00
09/30/1996              10,225.00           10,615.00            10,288.00
10/31/1996 1            10,408.00           10,908.00            10,524.00
01/31/1997              10,955.00           12,217.00            10,618.00
04/30/1997              10,965.00           12,512.00            10,677.00
07/31/1997              12,406.00           14,971.00            11,231.00
10/31/1997              12,274.00           14,409.00            11,469.00
01/31/1998              12,489.00           15,503.00            11,810.00
04/30/1998              13,304.00           17,650.00            11,878.00
07/31/1998              12,921.00           17,861.00            12,146.00
10/31/1998              12,901.00           17,581.00            12,651.00
01/31/1999              13,912.00           20,544.00            12,842.00
04/30/1999              13,927.00           21,503.00            12,639.00
07/31/1999              13,664.00           21,469.00            12,428.00
10/31/1999              13,138.00           22,092.00            12,557.00
01/31/2000              12,858.00           22,668.00            12,485.00
04/30/2000              13,561.00           23,679.00            12,764.00
07/31/2000              13,628.00           23,394.00            13,134.00
10/31/2000              14,115.00           23,435.00            13,463.00
01/31/2001              14,248.00           22,464.00            14,187.00
04/30/2001              13,400.00           20,609.00            14,295.00
07/31/2001              13,373.00           20,043.00            14,810.00
10/31/2001              12,596.00           17,602.00            15,533.00
01/31/2002              12,835.00           18,839.00            15,248.00
04/30/2002              12,704.00           18,009.00            15,360.00
07/31/2002              11,666.00           15,310.00            15,857.00
10/31/2002              11,760.00           14,945.00            16,397.00
01/31/2003              11,658.00           14,505.00            16,809.00
04/30/2003              12,073.00           15,613.00            17,253.00
07/31/2003              12,856.00           16,939.00            16,951.00
10/31/2003              13,310.00           18,051.00            17,357.00
01/31/2004              14,310.00           19,516.00            17,737.00
04/30/2004              13,809.00           19,183.00            17,567.00
07/31/2004              13,707.00           19,168.00            17,734.00
10/31/2004              14,125.00           19,750.00            18,319.00

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04
1-Year 5.13% 5-Year 1.46% Since Inception (5/1/96) 4.15%

1. The Fund changed its fiscal year end from 12/31 to 10/31.

                  14 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

 Oppenheimer Disciplined Allocation Fund (Class N)
 S&P 500 Index
 Merrill Lynch Corporate and Government Master Index

[GRAPHIC]
EDGAR REPRESENTATION OF PRINTED NUMBERS USED IN GRAPHIC

                      Oppenheimer                             Merrill Lynch
                      Disciplined                             Corporate and
                    Allocation Fund                             Government
Date                   (Class N)         S&P 500 Index         Master Index

03/01/2001             $10,000             $10,000              $10,000
04/30/2001               9,793              10,094                9,968
07/31/2001               9,785               9,817               10,328
10/31/2001               9,210               8,621               10,831
01/31/2002               9,399               9,227               10,633
04/30/2002               9,317               8,821               10,711
07/31/2002               8,570               7,499               11,058
10/31/2002               8,642               7,320               11,435
01/31/2003               8,581               7,104               11,722
04/30/2003               8,897               7,647               12,031
07/31/2003               9,484               8,296               11,820
10/31/2003               9,835               8,841               12,104
01/31/2004              10,458               9,559               12,368
04/30/2004              10,229               9,396               12,250
07/31/2004              10,167               9,388               12,367
10/31/2004              10,493               9,674               12,775


AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04
1-Year 5.68% 5-Year N/A Since Inception (3/1/01) 1.32%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE-INCEPTION RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.

                  15 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
NOTES
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Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/16/85. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  16 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  17 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING        ENDING         EXPENSES
                              ACCOUNT          ACCOUNT        PAID DURING
                              VALUE            VALUE          6 MONTHS ENDED
                              (5/1/04)         (10/31/04)     OCTOBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,027.60      $  5.72
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,019.51         5.70
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,022.60        10.32
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,014.98        10.28
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,022.90        10.27
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,015.03        10.23
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,025.80         7.92
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,017.34         7.89

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.12%
------------------------
Class B        2.02
------------------------
Class C        2.01
------------------------
Class N        1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------

                  18 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                                                                               VALUE
                                                                                 SHARES      SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 COMMON STOCKS--53.3%
--------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--8.0%
--------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS--0.1%
 TRW Automotive Holdings Corp. 1                                                   5,600    $   102,816
--------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & Leisure--0.8%
 McDonald's Corp.                                                                 33,900        988,185
--------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.3%
 WCI Communities, Inc. 1                                                          16,600        391,760
--------------------------------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.8%
 IAC/InterActiveCorp 1                                                            49,000      1,059,380
--------------------------------------------------------------------------------------------------------
 MEDIA--6.0%
 EchoStar Communications Corp., Cl. A 1                                           24,400        771,528
--------------------------------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A 1                                                    247,300      2,205,916
--------------------------------------------------------------------------------------------------------
 Liberty Media International, Inc., A Shares 1                                    13,938        502,465
--------------------------------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 1                                                  534,150      3,995,442
                                                                                            ------------
                                                                                              7,475,351

--------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--3.1%
--------------------------------------------------------------------------------------------------------
 BEVERAGES--0.6%
 Constellation Brands, Inc., Cl. A 1                                              17,200        674,756
--------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.8%
 Wal-Mart Stores, Inc.                                                            18,600      1,002,912
--------------------------------------------------------------------------------------------------------
 TOBACCO--1.7%
 Altria Group, Inc.                                                               44,600      2,161,316
--------------------------------------------------------------------------------------------------------
 ENERGY--4.0%
--------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.7%
 Halliburton Co.                                                                  20,400        755,616
--------------------------------------------------------------------------------------------------------
 Talisman Energy, Inc.                                                             6,300        169,281
                                                                                            ------------
                                                                                                924,897

--------------------------------------------------------------------------------------------------------
 OIL & GAS--3.3%
 BP plc, ADR                                                                      39,800      2,318,350
--------------------------------------------------------------------------------------------------------
 Kinder Morgan, Inc.                                                               7,700        495,649
--------------------------------------------------------------------------------------------------------
 LUKOIL, Sponsored ADR                                                            10,400      1,297,400
                                                                                            ------------
                                                                                              4,111,399

--------------------------------------------------------------------------------------------------------
 FINANCIALS--10.8%
--------------------------------------------------------------------------------------------------------
 COMMERCIAL BANKS--3.2%
 Bank of America Corp.                                                            43,202      1,935,018
--------------------------------------------------------------------------------------------------------
 Commerce Bancorp, Inc.                                                            7,800        462,072
--------------------------------------------------------------------------------------------------------
 SouthTrust Corp.                                                                 19,200        836,544
--------------------------------------------------------------------------------------------------------
 Wells Fargo & Co.                                                                12,800        764,416
                                                                                            ------------
                                                                                              3,998,050


                  19 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                               VALUE
                                                                                 SHARES      SEE NOTE 1
---------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--4.0%
 Assured Guaranty Ltd.                                                            40,500    $   665,010
--------------------------------------------------------------------------------------------------------
 Citigroup, Inc.                                                                  45,277      2,008,940
--------------------------------------------------------------------------------------------------------
 JPMorgan Chase & Co.                                                             19,500        752,700
--------------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.                                                   12,000        985,800
--------------------------------------------------------------------------------------------------------
 Morgan Stanley                                                                   10,400        531,336
                                                                                            ------------
                                                                                              4,943,786

--------------------------------------------------------------------------------------------------------
 INSURANCE--2.8%
 Aspen Insurance Holdings Ltd.                                                    14,500        333,500
--------------------------------------------------------------------------------------------------------
 Genworth Financial, Inc., Cl. A                                                  59,400      1,417,284
--------------------------------------------------------------------------------------------------------
 Prudential Financial, Inc.                                                       30,500      1,417,335
--------------------------------------------------------------------------------------------------------
 UnumProvident Corp.                                                              27,200        371,552
                                                                                            ------------
                                                                                              3,539,671

--------------------------------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.8%
 Freddie Mac                                                                      14,900        992,340
--------------------------------------------------------------------------------------------------------
 HEALTH CARE--6.8%
--------------------------------------------------------------------------------------------------------
 BIOTECHNOLOGY--2.0%
 MedImmune, Inc. 1                                                                38,300      1,088,486
--------------------------------------------------------------------------------------------------------
 Wyeth                                                                            36,100      1,431,365
                                                                                            ------------
                                                                                              2,519,851

--------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
 Boston Scientific Corp. 1                                                        22,600        797,780
--------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--1.6%
 Manor Care, Inc.                                                                 10,600        347,044
--------------------------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc. 1                                                14,300        509,366
--------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp. 1                                                        108,900      1,167,408
                                                                                            ------------
                                                                                              2,023,818

--------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--2.6%
 Pfizer, Inc.                                                                     45,900      1,328,805
--------------------------------------------------------------------------------------------------------
 Schering-Plough Corp.                                                            44,800        811,328
--------------------------------------------------------------------------------------------------------
 Watson Pharmaceuticals, Inc. 1                                                   38,000      1,065,140
                                                                                            ------------
                                                                                              3,205,273

--------------------------------------------------------------------------------------------------------
 INDUSTRIALS--7.5%
--------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--3.4%
 Orbital Sciences Corp. 1                                                        131,300      1,358,955
--------------------------------------------------------------------------------------------------------
 Raytheon Co.                                                                     81,300      2,965,824
                                                                                            ------------
                                                                                              4,324,779

                20 | OPPENHEIMER DISCIPLINED ALLOCATION FUND


                                                                                               VALUE
                                                                                 SHARES      SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--2.1%
 Cendant Corp.                                                                   124,300    $ 2,559,337
--------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--2.0%
 General Electric Co.                                                             24,500        835,940
--------------------------------------------------------------------------------------------------------
 Tyco International Ltd.                                                          53,000      1,650,950
                                                                                            ------------
                                                                                              2,486,890

--------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--8.2%
--------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.0%
 Geotek Communications, Inc., Series B, Escrow Shares 1,2,3                          100             --
--------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--2.0%
 Dell, Inc. 1                                                                     23,500        823,910
--------------------------------------------------------------------------------------------------------
 Hewlett-Packard Co.                                                              86,300      1,610,358
                                                                                            ------------
                                                                                              2,434,268

--------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
 Flextronics International Ltd. 1                                                 44,700        538,635
--------------------------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.3%
 Net2Phone, Inc. 1                                                               118,500        411,195
--------------------------------------------------------------------------------------------------------
 IT SERVICES--0.4%
 CSG Systems International, Inc. 1                                                27,900        468,999
--------------------------------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
 Freescale Semiconductor, Inc., Cl. A 1                                           62,500        971,250
--------------------------------------------------------------------------------------------------------
 Intel Corp.                                                                      19,300        429,618
                                                                                            ------------
                                                                                              1,400,868

--------------------------------------------------------------------------------------------------------
 SOFTWARE--4.0%
 Compuware Corp. 1                                                                60,800        352,032
--------------------------------------------------------------------------------------------------------
 Microsoft Corp.                                                                  63,300      1,771,767
--------------------------------------------------------------------------------------------------------
 Oracle Corp. 1                                                                   47,100        596,286
--------------------------------------------------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1                                            68,400      2,254,464
                                                                                            ------------
                                                                                              4,974,549

--------------------------------------------------------------------------------------------------------
 MATERIALS--1.4%
--------------------------------------------------------------------------------------------------------
 CHEMICALS--0.8%
 Dow Chemical Co.                                                                  9,800        440,412
--------------------------------------------------------------------------------------------------------
 Praxair, Inc.                                                                    14,300        603,460
                                                                                            ------------
                                                                                              1,043,872

--------------------------------------------------------------------------------------------------------
 METALS & MINING--0.3%
 GrafTech International Ltd. 1                                                    41,100        380,586
--------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.3%
 Bowater, Inc.                                                                     8,100        298,404


                 21 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                                                               VALUE
                                                                                 SHARES      SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--1.6%
--------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
 IDT Corp., Cl. B 1                                                              141,400    $ 1,954,148
--------------------------------------------------------------------------------------------------------
 UTILITIES--1.9%
--------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--1.5%
 AES Corp. (The) 1                                                               115,200      1,255,680
--------------------------------------------------------------------------------------------------------
 PG&E Corp. 1                                                                     19,500        624,780
                                                                                            ------------
                                                                                              1,880,460

--------------------------------------------------------------------------------------------------------
 GAS UTILITIES--0.4%
 Sempra Energy                                                                    12,800        429,312
                                                                                            ------------
 Total Common Stocks (Cost $59,837,209)                                                      66,499,643

                                                                                PRINCIPAL
                                                                                 AMOUNT
--------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--7.3%

 Bank One Auto Securitization Trust, Automobile Receivable Certificates,
 Series 2003-1, Cl. A2, 1.29%, 8/21/06                                          $117,526        117,294
--------------------------------------------------------------------------------------------------------
 BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2004-A,
 Cl. A2, 1.88%, 10/25/06                                                         270,000        269,447
--------------------------------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
 Series 2002-3, Cl. A2A, 3.05%, 9/15/05                                           53,125         53,210
--------------------------------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
 Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                          103,679        103,550
 Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                           97,391         97,206
 Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                                        127,796        127,818
--------------------------------------------------------------------------------------------------------
 Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
 Mtg. Obligations:
 Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                           58,050         58,152
 Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                          141,543        141,629
 Series 2003-3, Cl. 1A1, 2.013%, 8/25/17 4                                         8,272          8,277
 Series 2003-4, Cl. 1A1, 2.053%, 9/25/17 4                                        70,868         70,910
 Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                         100,000         99,716
 Series 2004-1, Cl. 2A1, 2.043%, 9/25/21 4                                       300,943        301,105
--------------------------------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust, Automobile Loan
 Pass-Through Certificates:
 Series 2002-A, Cl. A4, 4.24%, 9/15/08                                            57,555         58,152
 Series 2003-A, Cl. A2, 1.26%, 1/16/06                                            13,494         13,497
 Series 2003-B, Cl. A2, 1.28%, 3/15/06                                            47,129         47,109
--------------------------------------------------------------------------------------------------------
 CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
 Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 2                                      190,000        189,970
--------------------------------------------------------------------------------------------------------
 Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
 Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                          200,000        202,282


                   22 | OPPENHEIMER DISCIPLINED ALLOCATION FUND


                                                                               PRINCIPAL      VALUE
                                                                                 AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES Continued

 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
 Mtg. Obligations:
 Series 2003-2, Cl. AF1, 2.033%, 5/25/33 4                                      $ 26,326     $   26,340
 Series 2003-3, Cl. AF1, 2.053%, 8/25/33 4                                        70,534         70,577
--------------------------------------------------------------------------------------------------------
 Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
 Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 2                                     305,000        305,000
--------------------------------------------------------------------------------------------------------
 DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
 Series 2002-A, Cl. A3, 3.85%, 4/6/06                                            104,599        104,812
 Series 2003-A, Cl. A2, 1.52%, 12/8/05                                           147,828        147,838
 Series 2003-B, Cl. A2, 1.61%, 7/10/06                                           381,030        380,657
 Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                                          100,000        100,074
--------------------------------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
 Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                            4,075          4,077
 Series 2004-A, Cl. A2, 2.13%, 10/15/06                                          350,000        349,526
--------------------------------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
 Series 2002-2, Cl. A1, 1.91%, 4/15/07 2                                          15,804         15,804
 Series 2003-3, Cl. A1, 1.50%, 1/15/08                                           180,522        180,060
--------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
 Series 2003-3, Cl. A2, 1.52%, 4/21/06                                           238,047        237,796
 Series 2003-4, Cl. A2, 1.58%, 7/17/06                                           292,488        292,063
--------------------------------------------------------------------------------------------------------
 Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
 Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2                                        694,719        712,087
--------------------------------------------------------------------------------------------------------
 M&I Auto Loan Trust, Automobile Loan Certificates:
 Series 2002-1, Cl. A3, 2.49%, 10/22/07                                          127,079        127,266
 Series 2003-1, Cl. A2, 1.60%, 7/20/06                                           373,342        373,017
--------------------------------------------------------------------------------------------------------
 National City Auto Receivables Trust, Automobile Receivable Obligations,
 Series 2004-A, Cl. A2, 1.50%, 2/15/07                                           190,000        189,516
--------------------------------------------------------------------------------------------------------
 Nissan Auto Lease Trust, Automobile Lease Obligations:
 Series 2003-A, Cl. A2, 1.69%, 12/15/05                                           97,642         97,689
 Series 2004-A, Cl. A2, 2.55%, 1/15/07                                           180,000        179,876
--------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
 Series 2002-A, Cl. A4, 4.28%, 10/16/06                                           49,730         50,119
 Series 2003-C, Cl. A2, 1.62%, 4/17/06                                            91,227         91,164
 Series 2004-A, Cl. A2, 1.40%, 7/17/06                                           210,000        209,361
--------------------------------------------------------------------------------------------------------
 Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
 Series 2004-3, Cl. A2, 1.99%, 11/25/34 2,4                                      130,000        130,081
--------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
 Series 2002-B, Cl. A3, 3.76%, 6/15/06                                            27,268         27,363
 Series 2003-B, Cl. A2, 1.43%, 2/15/06                                           124,975        124,935
--------------------------------------------------------------------------------------------------------
 USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
 Series 2002-1, Cl. A3, 2.41%, 10/16/06                                           57,082         57,154
 Series 2003-1, Cl. A2, 1.22%, 4/17/06                                            25,805         25,811
 Series 2004-1, Cl. A2, 1.43%, 9/15/06                                           510,000        508,710
 Series 2004-2, Cl. A2, 2.41%, 2/15/07                                           210,000        210,016


                      23 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                                               PRINCIPAL      VALUE
                                                                                 AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES Continued

 Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
 Series 2004-A, Cl. A2, 2.47%, 1/22/07                                          $220,000     $  219,785
--------------------------------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced Trust, Automobile Loan
 Receivable Certificates:
 Series 2003-1, Cl. A2, 1.11%, 12/20/05                                           41,367         41,352
 Series 2003-2, Cl. A2, 1.55%, 6/20/06                                           169,374        169,149
--------------------------------------------------------------------------------------------------------
 Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B,
 Cl. A2, 2.40%, 5/21/07                                                          160,000        159,904
--------------------------------------------------------------------------------------------------------
 Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
 Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                         344,996        344,625
--------------------------------------------------------------------------------------------------------
 Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
 Series 2002-1, Cl. A3, 2.60%, 8/15/06                                           315,155        315,742
 Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                          293,040        292,701
 Series 2004-1, Cl. A2A, 2.59%, 5/15/07 5                                        230,000        230,000
                                                                                             -----------
 Total Asset-Backed Securities (Cost $9,054,365)                                              9,061,371

--------------------------------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS--29.7%
--------------------------------------------------------------------------------------------------------
 GOVERNMENT AGENCY--26.5%
--------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--26.1%
 Federal Home Loan Mortgage Corp.:
 5%, 12/1/34 5                                                                 2,584,000      2,570,274
 5.50%, 1/1/34                                                                   132,810        135,475
 5.50%, 11/1/34-12/1/34 5                                                      1,842,000      1,873,515
 6.50%, 11/1/28                                                                  142,417        150,189
 7%, 11/1/32-9/1/33                                                              314,888        335,314
 7%, 3/1/31-11/1/34 5                                                          1,994,736      2,118,469
 8%, 4/1/16                                                                      124,929        132,962
 9%, 8/1/22-5/1/25                                                                35,916         40,300
--------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
 Structured Pass-Through Securities, Series T-42, Cl. A2, 5.50%, 2/25/42 2            10             10
--------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
 Conduit Multiclass Pass-Through Certificates:
 Series 1669, Cl. G, 6.50%, 2/15/23                                               65,339         66,023
 Series 2034, Cl. Z, 6.50%, 2/15/28                                              102,367        106,602
 Series 2053, Cl. Z, 6.50%, 4/15/28                                              117,457        122,581
 Series 2055, Cl. ZM, 6.50%, 5/15/28                                             161,566        168,551
 Series 2075, Cl. D, 6.50%, 8/15/28                                              317,190        331,205
 Series 2080, Cl. Z, 6.50%, 8/15/28                                              101,467        104,981
 Series 2387, Cl. PD, 6%, 4/15/30                                                218,090        226,318
 Series 2466, Cl. PD, 6.50%, 4/15/30                                              89,209         89,919
 Series 2498, Cl. PC, 5.50%, 10/15/14                                             32,683         33,056
 Series 2500, Cl. FD, 2.37%, 3/15/32 4                                            58,890         59,049
 Series 2526, Cl. FE, 2.27%, 6/15/29 4                                            68,850         69,293
 Series 2551, Cl. FD, 2.27%, 1/15/33 4                                            56,364         56,695
 Series 2551, Cl. TA, 4.50%, 2/15/18                                              83,324         83,360


                       24 | OPPENHEIMER DISCIPLINED ALLOCATION FUND


                                                                               PRINCIPAL      VALUE
                                                                                 AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED Continued
 Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
 Series 176, Cl. IO, (2.40)%, 6/1/26 6                                          $ 99,372     $   18,587
 Series 183, Cl. IO, (3.043)%, 4/1/27 6                                          159,976         29,563
 Series 184, Cl. IO, (0.737)%, 12/1/26 6                                         160,042         30,633
 Series 192, Cl. IO, 1.541%, 2/1/28 6                                             47,091          8,179
 Series 200, Cl. IO, 0.982%, 1/1/29 6                                             57,162         10,064
 Series 2130, Cl. SC, 14.971%, 3/15/29 6                                         129,117         13,094
 Series 2796, Cl. SD, 23.275%, 7/15/26 6                                         166,021         15,402
--------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Principal-Only Stripped
 Mtg.-Backed Security, Series 176, Cl. PO, 7.358%, 6/1/26 7                       55,484         49,361
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 4.50%, 11/1/19 5                                                              1,138,000      1,141,200
 5%, 6/1/17-7/1/17                                                               741,789        758,487
 5%, 11/1/34 5                                                                   854,000        851,064
 5.50%, 3/1/33-9/1/34                                                          1,725,599      1,760,844
 5.50%, 11/1/19-11/1/34 5                                                      6,437,000      6,630,363
 6%, 11/1/34 5                                                                   168,000        174,195
 6.50%, 3/1/26-10/1/30                                                           126,104        133,083
 6.50%, 11/1/34 5                                                                390,000        410,109
 7%, 2/25/22-8/1/34                                                            2,493,213      2,641,061
 7%, 11/1/34 5                                                                 6,297,000      6,686,627
 7.50%, 1/1/08-6/1/08                                                             36,517         38,298
 8.50%, 7/1/32                                                                    15,268         16,614
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
 Real Estate Mtg. Investment Conduit Pass-Through Certificates:
 Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                            263,549        277,713
 Trust 1996-35, Cl. Z, 7%, 7/25/26                                               408,101        428,811
 Trust 1998-63, Cl. PG, 6%, 3/25/27                                               63,421         63,853
 Trust 2001-50, Cl. NE, 6%, 8/25/30                                              123,068        124,305
 Trust 2001-70, Cl. LR, 6%, 9/25/30                                              111,284        113,722
 Trust 2001-72, Cl. NH, 6%, 4/25/30                                               96,125         99,187
 Trust 2001-74, Cl. PD, 6%, 5/25/30                                               38,272         38,882
 Trust 2002-50, Cl. PD, 6%, 9/25/27                                              109,713        110,063
 Trust 2002-77, Cl. WF, 2.289%, 12/18/32 4                                        91,653         92,075
 Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                           175,986        176,678
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
 Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
 Trust 319, Cl. 2, (1.708)%, 2/1/32 6                                            110,812         20,290
 Trust 2002-38, Cl. SO, 27.335%, 4/25/32 6                                       141,484         10,440
 Trust 2002-47, Cl. NS, 16.262%, 4/25/32 6                                       217,654         21,102
 Trust 2002-51, Cl. S, 16.591%, 8/25/32 6                                        199,954         19,389
 Trust 2002-77, Cl. IS, 21.643%, 12/18/32 6                                      241,046         22,674
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
 Trust 222, Cl. 2, (5.431)%, 6/1/23 6                                            319,335         56,837
 Trust 240, Cl. 2, (3.008)%, 9/1/23 6                                            491,331         92,007
 Trust 252, Cl. 2, (3.173)%, 11/1/23 6                                           243,866         48,175
 Trust 254, Cl. 2, (0.384)%, 1/1/24 6                                            118,308         23,065
 Trust 273, Cl. 2, (2.295)%, 7/1/26 6                                             71,697         12,580


                      25 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                                               PRINCIPAL      VALUE
                                                                                 AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED Continued
 Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
 Security: Continued
 Trust 321, Cl. 2, (7.333)%, 3/1/32 5,6                                       $1,083,192    $   201,166
 Trust 333, Cl. 2, 1.99%, 3/1/33 6                                               156,148         33,096
 Trust 334, Cl. 17, (36.239)%, 2/1/33 6                                          179,118         30,910
 Trust 1993-223, Cl. PM, 0.823%, 10/25/23 6                                       96,073         10,041
 Trust 2001-81, Cl. S, 22.192%, 1/25/32 6                                        112,431         11,935
 Trust 2002-9, Cl. MS, 17.603%, 3/25/32 6                                        155,737         16,046
 Trust 2002-52, Cl. SD, 13.708%, 9/25/32 6                                       256,703         23,915
 Trust 2002-77, Cl. SH, 24.146%, 12/18/32 6                                      138,911         14,231
 Trust 2004-54, Cl. DS, 25.719%, 11/25/30 6                                      215,379         18,655
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
 Security, Trust 1993-184, Cl. M, 10.518%, 9/25/23 7                             101,525         89,787
                                                                                            ------------
                                                                                             32,592,599

--------------------------------------------------------------------------------------------------------
 GNMA/GUARANTEED--0.4%
 Government National Mortgage Assn.:
 7%, 4/15/09-2/15/24                                                             168,830        180,418
 7.50%, 3/15/09                                                                   92,131         98,270
 8%, 5/15/17                                                                      57,086         62,907
 8.50%, 8/15/17-12/15/17                                                          43,649         48,205
--------------------------------------------------------------------------------------------------------
 Government National Mortgage Assn. , Interest-Only Stripped
 Mtg.-Backed Security:
 Series 2001-21, Cl. SB, 16.854%, 1/16/27 6                                      303,162         27,292
 Series 2002-76, Cl. SY, 11.456%, 12/16/26 6                                     404,593         40,706
 Series 2004-11, Cl. SM, 13.01%, 1/17/30 6                                       164,085         15,249
                                                                                            ------------
                                                                                                473,047

--------------------------------------------------------------------------------------------------------
 PRIVATE--3.2%
--------------------------------------------------------------------------------------------------------
 COMMERCIAL--3.2%
 Bank of America Mortgage Securities, Inc., Collateralized Mtg.
 Obligations Pass-Through Certificates:
 Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                         216,744        217,117
 Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                         199,697        199,257
 Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                          360,877        375,788
 Series 2004-8, Cl. 5A1, 6.50%, 9/25/34                                          306,406        317,609
--------------------------------------------------------------------------------------------------------
 Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
 Series 2004-J9, Cl. 1A1, 2.113%, 10/25/34 4                                     307,413        307,292
--------------------------------------------------------------------------------------------------------
 First Union National Bank/Lehman Brothers/Bank of America Commercial
 Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35  140,000        152,400
--------------------------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
 Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                           101,870        109,691
--------------------------------------------------------------------------------------------------------
 GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 04-12,
 Cl. 3A1, 4.593%, 12/25/34                                                       520,000        520,000
--------------------------------------------------------------------------------------------------------
 MASTR Asset Securitization Trust, Pass-Through Collateralized Mtg.
 Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34                              543,496        546,019


                   26 | OPPENHEIMER DISCIPLINED ALLOCATION FUND


                                                                               PRINCIPAL      VALUE
                                                                                 AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 COMMERCIAL Continued
 Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
 Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                        $160,000    $   175,328
--------------------------------------------------------------------------------------------------------
 Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
 Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                   192,000        224,195
--------------------------------------------------------------------------------------------------------
 Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
 Pass-Through Certificates, Series 2003-AR12, Cl. A2, 2.446%, 2/25/34 4          168,984        169,126
--------------------------------------------------------------------------------------------------------
 Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg. Obligations:
 Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                                       390,239        391,336
 Series 2004-W, Cl. A2, 4.641%, 11/25/34                                         270,000        271,086
                                                                                            ------------
                                                                                              3,976,244

--------------------------------------------------------------------------------------------------------
 OTHER--0.0%
 CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
 Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                                         47,451         47,447
                                                                                            ------------
 Total Mortgage-Backed Obligations (Cost $36,931,368)                                        37,089,337

--------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--6.2%

 Federal Home Loan Bank Unsec. Bonds, 2.75%, 10/15/06                            520,000        519,891
--------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 2.375%, 4/15/06                                                                 545,000        543,414
 6.625%, 9/15/09                                                                 470,000        532,628
--------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07                                                                1,010,000      1,043,294
 7.25%, 5/15/30                                                                  245,000        313,274
 7.25%, 1/15/10 8                                                              1,350,000      1,574,656
--------------------------------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds:
 5.375%, 11/13/08                                                                122,000        130,926
 7.125%, 5/1/30                                                                  128,000        160,881
 Series A, 6.79%, 5/23/12                                                        910,000      1,057,758
 Series C, 4.75%, 8/1/13                                                          15,000         15,405
 Series C, 6%, 3/15/13                                                            15,000         16,771
--------------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 5.375%, 2/15/31                                                                 104,000        112,990
 STRIPS, 2.99%, 2/15/10 9                                                        125,000        104,260
 STRIPS, 3.37%, 2/15/11 9                                                        101,000         80,153
 STRIPS, 4.96%, 2/15/16 9                                                        171,000        103,243
--------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts., 2.50%, 9/30/06                                            1,370,000      1,369,305
                                                                                            ------------
 Total U.S. Government Obligations (Cost $7,627,336)                                          7,678,849

--------------------------------------------------------------------------------------------------------
 FOREIGN GOVERNMENT OBLIGATIONS--0.1%

 United Mexican States Nts., 7.50%, 1/14/12 (Cost $110,961)                      110,000        125,235


                     27 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                               PRINCIPAL      VALUE
                                                                                 AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.3%

 Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                    $250,000     $  263,623
--------------------------------------------------------------------------------------------------------
 Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08             110,000        117,150
--------------------------------------------------------------------------------------------------------
 Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 10                    50,000         51,079
--------------------------------------------------------------------------------------------------------
 Allstate Life Global Funding II, 3.50% Nts., 7/30/07                             65,000         65,413
--------------------------------------------------------------------------------------------------------
 American Express Centurion Bank, 4.375% Nts., 7/30/09                           250,000        256,826
--------------------------------------------------------------------------------------------------------
 American Honda Finance Corp., 3.85% Nts., 11/6/08 10                             60,000         60,598
--------------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                     175,000        193,014
--------------------------------------------------------------------------------------------------------
 AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                           190,000        248,597
--------------------------------------------------------------------------------------------------------
 Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                            3,000          3,069
--------------------------------------------------------------------------------------------------------
 Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                             20,000         22,524
--------------------------------------------------------------------------------------------------------
 Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                         115,000        126,500
--------------------------------------------------------------------------------------------------------
 Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                             19,000         19,827
--------------------------------------------------------------------------------------------------------
 British Telecommunications plc:
 7.875% Nts., 12/15/05                                                           155,000        163,777
 8.125% Nts., 12/15/10                                                            85,000        103,271
--------------------------------------------------------------------------------------------------------
 Canadian National Railway Co., 4.25% Nts., 8/1/09                                32,000         32,597
--------------------------------------------------------------------------------------------------------
 CenterPoint Energy, Inc.:
 5.875% Sr. Nts., 6/1/08                                                         135,000        142,274
 8.125% Unsec. Nts., Series B, 7/15/05                                            60,000         62,232
--------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                                120,000        134,100
--------------------------------------------------------------------------------------------------------
 CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                         295,000        321,595
--------------------------------------------------------------------------------------------------------
 CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                           120,000        143,055
--------------------------------------------------------------------------------------------------------
 Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                             60,000         69,300
--------------------------------------------------------------------------------------------------------
 Clear Channel Communications, Inc., 8% Sr. Unsec. Nts., 11/1/08                 230,000         261,718
--------------------------------------------------------------------------------------------------------
 ConAgra Foods, Inc., 6% Nts., 9/15/06                                           130,000        136,953
--------------------------------------------------------------------------------------------------------
 Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                       33,000          33,437
--------------------------------------------------------------------------------------------------------
 Cox Communications, Inc., 6.40% Sr. Unsec. Nts., 8/1/08                         165,000        177,592
--------------------------------------------------------------------------------------------------------
 CSX Corp., 6.25% Unsec. Nts., 10/15/08                                          120,000        130,755
--------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11                         105,000        117,338
--------------------------------------------------------------------------------------------------------
 DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts., 1/15/08         235,000        242,290
--------------------------------------------------------------------------------------------------------
 Delphi Automotive Systems Corp., 6.50% Nts., 5/1/09                             130,000        136,351
--------------------------------------------------------------------------------------------------------
 Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10           155,000        186,952
--------------------------------------------------------------------------------------------------------
 Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                       135,000        160,885
--------------------------------------------------------------------------------------------------------
 DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                   120,000        126,104
--------------------------------------------------------------------------------------------------------
 Duke Capital LLC, 5.668% Nts., 8/15/14                                          135,000        140,052
--------------------------------------------------------------------------------------------------------
 Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08               160,000        176,423
--------------------------------------------------------------------------------------------------------
 FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                          275,000        271,770


                      28 | OPPENHEIMER DISCIPLINED ALLOCATION FUND


                                                                               PRINCIPAL      VALUE
                                                                                 AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued

 FirstEnergy Corp.:
 5.50% Sr. Unsub. Nts., Series A, 11/15/06                                      $105,000     $  109,308
 7.375% Sr. Unsub. Nts., Series C, 11/15/31                                      120,000        137,159
--------------------------------------------------------------------------------------------------------
 Food Lion, Inc., 7.55% Nts., 4/15/07                                            165,000        179,289
--------------------------------------------------------------------------------------------------------
 Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                           95,000        107,903
--------------------------------------------------------------------------------------------------------
 Ford Motor Co., 8.90% Unsec. Unsub. Debs., 1/15/32                               65,000         72,889
--------------------------------------------------------------------------------------------------------
 France Telecom SA:
 7.95% Sr. Unsec. Nts., 3/1/06                                                    80,000         85,134
 8.50% Sr. Unsec. Nts., 3/1/11                                                    80,000         96,203
 9.25% Sr. Unsec. Nts., 3/1/31 4                                                  45,000         60,927
--------------------------------------------------------------------------------------------------------
 Franklin Resources, Inc., 3.70% Nts., 4/15/08                                    80,000         80,577
--------------------------------------------------------------------------------------------------------
 Gap, Inc. (The), 6.90% Nts., 9/15/07 2                                          100,000        109,000
--------------------------------------------------------------------------------------------------------
 General Mills, Inc., 3.875% Nts., 11/30/07                                      190,000        192,800
--------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 7.25% Nts., 3/2/11                             340,000        361,479
--------------------------------------------------------------------------------------------------------
 General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                           45,000         46,957
--------------------------------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06               70,000         68,955
--------------------------------------------------------------------------------------------------------
 Hertz Corp. (The), 6.35% Nts., 6/15/10                                          290,000        301,407
--------------------------------------------------------------------------------------------------------
 Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                     95,000        104,919
--------------------------------------------------------------------------------------------------------
 Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33 10              100,000        104,973
--------------------------------------------------------------------------------------------------------
 IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,4                    110,000        123,475
--------------------------------------------------------------------------------------------------------
 iStar Financial, Inc.:
 4.875% Sr. Unsec. Nts., Series B, 1/15/09                                       115,000        117,509
 8.75% Sr. Unsec. Nts., 8/15/08                                                   85,000         98,692
--------------------------------------------------------------------------------------------------------
 J.C. Penney Co., Inc., 8% Nts., 3/1/10                                          240,000        276,000
--------------------------------------------------------------------------------------------------------
 John Hancock Global Funding II, 7.90% Nts., 7/2/10 10                           111,000        131,861
--------------------------------------------------------------------------------------------------------
 Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                              150,000        166,400
--------------------------------------------------------------------------------------------------------
 Kraft Foods, Inc., 5.25% Nts., 6/1/07                                           300,000        314,432
--------------------------------------------------------------------------------------------------------
 Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                       180,000        200,363
--------------------------------------------------------------------------------------------------------
 Lear Corp.:
 7.96% Sr. Unsec. Nts., Series B, 5/15/05                                        110,000        112,920
 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                        122,000        140,227
--------------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                 165,000        182,353
--------------------------------------------------------------------------------------------------------
 Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                             25,000         27,400
--------------------------------------------------------------------------------------------------------
 Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                     125,000        132,963
--------------------------------------------------------------------------------------------------------
 Liberty Media Corp., 3.50% Nts., 9/25/06                                        110,000        110,159
--------------------------------------------------------------------------------------------------------
 Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                 130,000        134,382
--------------------------------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc., 5.375% Nts., 7/15/14                               155,000        151,779
--------------------------------------------------------------------------------------------------------
 May Department Stores Co. (The), 3.95% Nts., 7/15/07 10                          16,000         16,175
--------------------------------------------------------------------------------------------------------
 MBNA America Bank NA, 5.375% Nts., 1/15/08                                      185,000        195,076
--------------------------------------------------------------------------------------------------------
 McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                      34,000         36,487


                     29 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                                               PRINCIPAL      VALUE
                                                                                 AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued

 Merrill Lynch & Co., Inc., 4.125% Nts., 9/10/09                                $255,000     $  256,971
--------------------------------------------------------------------------------------------------------
 MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                265,000        284,024
--------------------------------------------------------------------------------------------------------
 Morgan Stanley, 6.60% Nts., 4/1/12                                              155,000        174,953
--------------------------------------------------------------------------------------------------------
 National City Bank, 6.20% Sub. Nts., 12/15/11                                    17,000         18,881
--------------------------------------------------------------------------------------------------------
 Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                         125,000        133,663
--------------------------------------------------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                        190,000        225,813
--------------------------------------------------------------------------------------------------------
 Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                150,000        173,176
--------------------------------------------------------------------------------------------------------
 Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                                70,000         86,450
--------------------------------------------------------------------------------------------------------
 PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 10         73,294         72,190
--------------------------------------------------------------------------------------------------------
 Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 10                    195,000        251,773
--------------------------------------------------------------------------------------------------------
 Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 10                      260,000        329,523
--------------------------------------------------------------------------------------------------------
 PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                            115,000        123,625
--------------------------------------------------------------------------------------------------------
 Safeway, Inc.:
 2.50% Nts., 11/1/05                                                              75,000         74,779
 4.80% Sr. Unsec. Nts., 7/16/07                                                  170,000        175,738
--------------------------------------------------------------------------------------------------------
 Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                        195,000        213,556
--------------------------------------------------------------------------------------------------------
 Sprint Capital Corp.:
 7.125% Sr. Unsec. Nts., 1/30/06                                                 135,000        142,036
 8.75% Nts., 3/15/32                                                             100,000        131,432
--------------------------------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                   48,000         51,900
--------------------------------------------------------------------------------------------------------
 SunTrust Banks, Inc.:
 4% Nts., 10/15/08                                                               135,000        137,438
 7.75% Unsec. Sub. Nts., 5/1/10                                                   11,000         12,974
--------------------------------------------------------------------------------------------------------
 TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                        245,000        316,124
--------------------------------------------------------------------------------------------------------
 Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                              105,000        106,189
--------------------------------------------------------------------------------------------------------
 Texas Utilities Co., 6.375% Sr. Unsec. Nts., Series C, 1/1/08                   105,000        113,806
--------------------------------------------------------------------------------------------------------
 Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                   130,000        166,871
--------------------------------------------------------------------------------------------------------
 Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                        65,000         85,310
--------------------------------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                        115,000        129,375
--------------------------------------------------------------------------------------------------------
 Tyco International Group SA:
 5.875% Unsec. Unsub. Nts., 11/1/04                                               25,000         25,000
 6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                          180,000        187,972
 6.75% Sr. Unsub. Nts., 2/15/11                                                   76,000         86,068
--------------------------------------------------------------------------------------------------------
 Univision Communications, Inc.:
 2.875% Sr. Unsec. Nts., 10/15/06                                                 32,000         31,721
 3.50% Sr. Unsec. Nts., 10/15/07                                                 165,000        164,451
--------------------------------------------------------------------------------------------------------
 Volkswagen Credit, Inc., 2.33% Nts., 7/21/05 4,10                               245,000        245,027
--------------------------------------------------------------------------------------------------------
 Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                       245,000        257,492
--------------------------------------------------------------------------------------------------------
 Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                           145,000        152,181
--------------------------------------------------------------------------------------------------------
 Waste Management, Inc., 7% Sr. Nts., 7/15/28                                     90,000        100,741

                   30 | OPPENHEIMER DISCIPLINED ALLOCATION FUND


                                                                               PRINCIPAL      VALUE
                                                                                 AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued

 Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                            $ 52,000    $    52,548
--------------------------------------------------------------------------------------------------------
 Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                               260,000        280,211
                                                                                            ------------
 Total Non-Convertible Corporate Bonds and Notes (Cost $14,762,823)                          15,359,555

--------------------------------------------------------------------------------------------------------
 STRUCTURED NOTES--1.5%

 Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts.,
 Series 2003-1, 3.78%, 1/7/05 2,4                                                950,000        947,435
--------------------------------------------------------------------------------------------------------
 UBS AG, High Grade Credit Linked Nts., 3.503%, 12/10/04 2                       950,000        954,940
                                                                                            ------------
 Total Structured Notes (Cost $1,900,000)                                                     1,902,375

--------------------------------------------------------------------------------------------------------
 SHORT-TERM NOTES--2.1%

 Federal Home Loan Bank,
 1.69%, 11/1/04 (Cost $2,600,000)                                              2,600,000      2,600,000

--------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--5.5%

 Undivided interest of 11.95% in joint repurchase agreement (Principal Amount/
 Value $57,987,000, with a maturity value of $57,995,553) with Zions Bank/Capital
 Markets Group, 1.77%, dated 10/29/04, to be repurchased at $6,929,022 on
 11/1/04, collateralized by U.S. Treasury Nts., 2.375%, 8/15/06, with a value
 of $59,191,443 (Cost $6,928,000)                                              6,928,000      6,928,000

--------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $139,752,062)                                   118.0%   147,244,365
--------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                             (18.0)   (22,447,444)
                                                                               -------------------------
 NET ASSETS                                                                        100.0%  $124,796,921
                                                                               =========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.
2. Illiquid or restricted security. See Note 8 of Notes to Financial Statements.
3. Received as the result of issuer reorganization.
4. Represents the current interest rate for a variable or increasing rate security.
5. When-issued security or forward commitment to be delivered and settled after October 31, 2004. See Note 1 of Notes to Financial Statements.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $895,323 or 0.72% of the Fund's net assets as of October 31, 2004.



                  31 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $139,148 or 0.11% of the Fund's net assets as of October 31, 2004.
8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $256,611. See Note 6 of Notes to Financial Statements.
9. Zero coupon bond reflects effective yield on the date of purchase.
10. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,263,199 or 1.01% of the Fund's net assets as of October 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                32 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  October 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $139,752,062)--see accompanying statement of investments      $147,244,365
--------------------------------------------------------------------------------------------------------
 Cash                                                                                           745,950
--------------------------------------------------------------------------------------------------------
 Unrealized appreciation on swap contracts                                                        8,105
--------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $7,417,981 sold on a when-issued basis or forward commitment)    7,814,066
 Interest, dividends and principal paydowns                                                     474,478
 Shares of capital stock sold                                                                    56,306
 Futures margins                                                                                 45,868
 Other                                                                                            5,316
                                                                                           -------------
 Total assets                                                                               156,394,454

--------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Investments purchased (including $30,019,114
 purchased on a when-issued basis or forward commitment)                                     31,413,780
 Shareholder communications                                                                      39,595
 Shares of capital stock redeemed                                                                36,308
 Directors' compensation                                                                         29,519
 Distribution and service plan fees                                                              26,098
 Transfer and shareholder servicing agent fees                                                   23,879
 Other                                                                                           28,354
                                                                                           -------------
 Total liabilities                                                                           31,597,533

--------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                $124,796,921
                                                                                           =============

--------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of capital stock                                                      $      9,005
--------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                 128,257,222
--------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                              388,283
--------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency
 transactions                                                                               (11,589,213)
--------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                                7,731,624
                                                                                           -------------
 NET ASSETS                                                                                $124,796,921
                                                                                           =============


                  33 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $103,268,166 and 7,457,662 shares of capital stock outstanding)                                 $13.85
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                                 $14.69
--------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,618,529
 and 969,909 shares of capital stock outstanding)                                                $14.04
--------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,421,873
 and 469,979 shares of capital stock outstanding)                                                $13.66
--------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,488,353
 and 107,886 shares of capital stock outstanding)                                                $13.80

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended October 31, 2004
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                           $ 1,585,957
--------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $6,582)                 939,982
--------------------------------------------------------------------------------
 Fee income                                                                 822
                                                                    ------------
 Total investment income                                              2,526,761

--------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                        785,321
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                256,773
 Class B                                                                148,547
 Class C                                                                 57,073
 Class N                                                                  5,131
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                212,136
 Class B                                                                 41,636
 Class C                                                                 16,887
 Class N                                                                  3,747
--------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                 18,816
 Class B                                                                 11,653
 Class C                                                                  3,563
 Class N                                                                    694
--------------------------------------------------------------------------------
 Accounting service fees                                                 15,000
--------------------------------------------------------------------------------
 Directors' compensation                                                  5,834
--------------------------------------------------------------------------------
 Custodian fees and expenses                                              3,220
--------------------------------------------------------------------------------
 Other                                                                   23,323
                                                                    ------------
 Total expenses                                                       1,609,354
 Less reduction to custodian expenses                                    (1,574)
 Less payments and waivers of expenses                                   (1,512)
                                                                    ------------
 Net expenses                                                         1,606,268


--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                  920,493


                  35 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain on:
 Investments                                                                 $11,860,457
 Closing of futures contracts                                                    204,251
 Foreign currency transactions                                                       426
 Swap contracts                                                                   46,324
 Net increase from payment by affiliate                                           18,298
                                                                             ------------
 Net realized gain                                                            12,129,756
-----------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                  (5,131,630)
 Translation of assets and liabilities denominated in foreign currencies            (113)
 Futures contracts                                                               284,725
 Swap contracts                                                                  (13,491)
                                                                             ------------
 Net change in unrealized appreciation                                        (4,860,509)

-----------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 8,189,740
                                                                             ============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      36 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED OCTOBER 31,                                                             2004           2003
--------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                      $    920,493   $  1,173,188
--------------------------------------------------------------------------------------------------------
 Net realized gain                                                            12,129,756      1,451,451
--------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                        (4,860,509)    11,944,104
                                                                            ----------------------------
 Net increase in net assets resulting from operations                          8,189,740     14,568,743

--------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                        (888,024)    (1,140,244)
 Class B                                                                          (1,401)       (45,309)
 Class C                                                                          (3,750)       (15,476)
 Class N                                                                          (4,892)        (2,774)

--------------------------------------------------------------------------------------------------------
 CAPITAL STOCK TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 capital stock transactions:
 Class A                                                                      (2,841,650)    (4,085,561)
 Class B                                                                      (1,999,035)     1,001,740
 Class C                                                                       1,447,054      1,212,712
 Class N                                                                       1,061,292        109,096

--------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase                                                                4,959,334     11,602,927
--------------------------------------------------------------------------------------------------------
 Beginning of period                                                         119,837,587    108,234,660
                                                                            ----------------------------
 End of period (including accumulated net investment income
 of $388,283 and $170,158, respectively)                                    $124,796,921   $119,837,587
                                                                            ============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   37 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS  A        YEAR ENDED OCTOBER 31,                             2004           2003           2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $ 13.04        $ 11.56        $ 12.54        $ 14.23      $ 15.03
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                              .12 1          .14            .22            .26          .44
 Net realized and unrealized gain (loss)                            .81           1.48           (.94)         (1.69)         .68
                                                                --------------------------------------------------------------------
 Total from investment operations                                   .93           1.62           (.72)         (1.43)        1.12
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.12)          (.14)          (.26)          (.26)        (.44)
 Distributions from net realized gain                                --             --             --             --        (1.48)
                                                                --------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                   (.12)          (.14)          (.26)          (.26)       (1.92)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $ 13.85        $ 13.04        $ 11.56        $ 12.54      $ 14.23
                                                                ====================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                7.12%         14.17%         (5.86)%       (10.12)%       8.27%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                      $103,268       $100,032       $ 92,806       $112,864     $144,244
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $103,979       $ 94,811       $104,415       $128,477     $172,514
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                             0.88%          1.18%          1.73%          1.88%        2.88%
 Total expenses                                                    1.13% 4,5      1.26% 4,5      1.21% 4,5      1.19% 4      1.11% 4
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             79% 6         275%           193%           164%          34%

1.  Per share amounts calculated based on the average shares outstanding during the period.
2.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
    Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3.  Annualized for periods of less than one full year.
4.  Reduction to custodian expenses less than 0.01%.
5.  Voluntary waiver of transfer agent fees less than 0.01%.
6.  The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA)
    mortgage-related securities of $316,759,702 and $306,486,129, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  38 | OPPENHEIMER DISCIPLINED ALLOCATION FUND


CLASS  B        YEAR ENDED OCTOBER 31,                             2004           2003           2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $ 13.23        $ 11.73        $ 12.72        $ 14.43      $ 15.20
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                        -- 1          .04            .11            .15          .30
 Net realized and unrealized gain (loss)                            .81           1.50           (.94)         (1.70)         .73
                                                                --------------------------------------------------------------------
 Total from investment operations                                   .81           1.54           (.83)         (1.55)        1.03
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                -- 2         (.04)          (.16)          (.16)        (.32)
 Distributions from net realized gain                                --             --             --             --        (1.48)
                                                                --------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                     --           (.04)          (.16)          (.16)       (1.80)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $14.04         $13.23         $11.73         $12.72       $14.43
                                                                ====================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                                6.13%         13.21%         (6.61)%       (10.79)%       7.48%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                       $13,619        $14,747        $12,204        $14,770      $17,892
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $14,875        $12,776        $13,639        $16,569      $19,643
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                     (0.01)%         0.31%          0.94%          1.14%        2.12%
 Total expenses                                                    2.02%          2.15%          2.00%          1.94%        1.87%
 Expenses after payments and waivers and
 reduction to custodian expenses                                    N/A 5         2.11%           N/A 5,6        N/A 5        N/A 5
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             79% 7         275%           193%           164%          34%

1.  Per share amounts calculated based on the average shares outstanding during the period.
2.  Less than $0.005 per share.
3.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
    Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4.  Annualized for periods of less than one full year.
5.  Reduction to custodian expenses less than 0.01%.
6.  Voluntary waiver of transfer agent fees less than 0.01%.
7.  The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA)
    mortgage-related securities of $316,759,702 and $306,486,129, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  39 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


CLASS  C        YEAR ENDED OCTOBER 31,                             2004           2003           2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $ 12.88        $ 11.43        $ 12.41        $ 14.08      $ 14.88
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                               -- 1          .07            .13            .13          .28
 Net realized and unrealized gain (loss)                            .79           1.43           (.94)         (1.64)         .72
                                                                --------------------------------------------------------------------
 Total from investment operations                                   .79           1.50           (.81)         (1.51)        1.00
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.01)          (.05)          (.17)          (.16)        (.32)
 Distributions from net realized gain                                --             --             --             --        (1.48)
                                                                --------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                   (.01)          (.05)          (.17)          (.16)       (1.80)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $13.66         $12.88         $11.43         $12.41       $14.08
                                                                ====================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                6.13%         13.18%         (6.64)%       (10.76)%       7.44%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                        $6,422         $4,666         $2,984         $2,893       $3,931
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                               $5,726         $3,806         $2,961         $3,280       $4,255
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                             0.00%          0.29%          0.93%          1.14%        2.13%
 Total expenses                                                    2.02%          2.17%          2.00%          1.94%        1.86%
 Expenses after payments and waivers and
 reduction to custodian expenses                                    N/A 4         2.12%           N/A 4,5        N/A 4        N/A 4
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             79% 6         275%           193%           164%          34%

1.  Per share amounts calculated based on the average shares outstanding during the period.
2.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
    Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3.  Annualized for periods of less than one full year.
4.  Reduction to custodian expenses less than 0.01%.
5.  Voluntary waiver of transfer agent fees less than 0.01%.
6.  The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA)
    mortgage-related securities of $316,759,702 and $306,486,129, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  40 | OPPENHEIMER DISCIPLINED ALLOCATION FUND


CLASS N          YEAR ENDED OCTOBER 31,                             2004           2003           2002           2001 1
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $ 13.00        $ 11.52        $ 12.52        $ 13.74
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                              .06 2          .12            .16            .12
 Net realized and unrealized gain (loss)                            .81           1.46           (.91)         (1.20)
                                                                -------------------------------------------------------
 Total from investment operations                                   .87           1.58           (.75)         (1.08)
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.07)          (.10)          (.25)          (.14)
 Distributions from net realized gain                                --             --             --             --
                                                                -------------------------------------------------------
 Total dividends and/or distributions to shareholders              (.07)          (.10)          (.25)          (.14)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $13.80         $13.00         $11.52         $12.52
                                                                =======================================================

-----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                                6.68%         13.81%         (6.17)%        (7.90)%

-----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                        $1,488           $392           $241             $2
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                               $1,030           $342           $160             $1
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                             0.46%          0.79%          1.28%          1.04%
 Total expenses                                                    1.61%          2.04%          1.60%          1.68%
 Expenses after payments and waivers and
 reduction to custodian expenses                                   1.55%          1.58%           N/A 5,6        N/A 5
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             79% 7         275%           193%           164%

1.  For the period from March 1, 2001 (inception of offering) to October 31, 2001.
2.  Per share amounts calculated based on the average shares outstanding during the period.
3.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
    Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4.  Annualized for periods of less than one full year.
5.  Reduction to custodian expenses less than 0.01%.
6.  Voluntary waiver of transfer agent fees less than 0.01%.
7.  The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA)
    mortgage-related securities of $316,759,702 and $306,486,129, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  41 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Disciplined Allocation Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with


              42 | OPPENHEIMER DISCIPLINED ALLOCATION FUND
 remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of October 31, 2004, the market value of these securities comprised 1.5% of the Fund's net assets and resulted in unrealized cumulative gains of $2,375.
--------------------------------------------------------------------------------
 SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2004, the Fund had purchased $30,019,114 of securities on a when-issued basis or forward commitment and sold $7,417,981 of securities issued on a when-issued basis or forward commitment.
    In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                 43 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.
    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                  44 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
       UNDISTRIBUTED  UNDISTRIBUTED    ACCUMULATED           OTHER INVESTMENTS
       NET INVESTMENT     LONG-TERM           LOSS          FOR FEDERAL INCOME
       INCOME                  GAIN   CARRYFORWARD 1,2,3,4        TAX PURPOSES
       -----------------------------------------------------------------------
       $565,546                 $--    $11,266,279                  $7,260,689

 1. As of October 31, 2004, the Fund had $11,257,119 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2004, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              --------
                              2009       $ 1,037,238
                              2010        10,219,881
                                         -----------
                              Total      $11,257,119
                                         ===========

 2. The Fund had $9,160 of straddle losses which were deferred.
 3. During the fiscal year ended October 31, 2004, the Fund utilized $11,697,830 of capital loss carryforward to offset capital gains realized in that fiscal year.
 4. During the fiscal year ended October 31, 2003, the Fund utilized
 $1,129,404 of capital loss carryforward to offset capital gains realized in that fiscal year.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                 INCREASE TO           INCREASE TO
                 ACCUMULATED       ACCUMULATED NET
                 NET INVESTMENT      REALIZED LOSS
                 INCOME             ON INVESTMENTS
                 ---------------------------------
                 $195,699                 $195,699

 The tax character of distributions paid during the years ended October 31, 2004 and October 31, 2003 was as follows:

                                             YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2004  OCTOBER 31, 2003
                 --------------------------------------------------------
                 Distributions paid from:
                 Ordinary income               $898,067      $1,203,803

                  45 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities            $139,975,604
                 Federal tax cost of other investments         (626,231)
                                                           ------------
                 Total federal tax cost                    $139,349,373
                                                           ============

                 Gross unrealized appreciation             $ 10,216,319
                 Gross unrealized depreciation               (2,955,630)
                                                           ------------
                 Net unrealized appreciation               $  7,260,689
                                                           ============

--------------------------------------------------------------------------------
 DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 2004, the Fund's projected benefit obligations were increased by $2,351 and payments of $1,482 were made to retired directors, resulting in an accumulated liability of $24,909 as of October 31, 2004.
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


              46 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
 CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF CAPITAL STOCK
 The Fund has authorized 550 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                              YEAR ENDED OCTOBER 31, 2004   YEAR ENDED OCTOBER 31, 2003
                                SHARES             AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------
 CLASS A

 Sold                        1,031,614       $ 14,122,521        999,373   $ 12,060,988
 Dividends and/or
 distributions reinvested       62,731            854,672         91,508      1,096,971
 Redeemed                   (1,307,401)       (17,818,843)    (1,446,531)   (17,243,520)
                            ------------------------------------------------------------
 Net decrease                 (213,056)      $ (2,841,650)      (355,650)  $ (4,085,561)
                            ============================================================

----------------------------------------------------------------------------------------
 CLASS B
 Sold                          290,346       $  4,026,294        443,368   $  5,482,870
 Dividends and/or
 distributions reinvested           96              1,314          3,597         42,750
 Redeemed                     (435,276)        (6,026,643)      (372,443)    (4,523,880)
                            ------------------------------------------------------------
 Net increase (decrease)      (144,834)      $ (1,999,035)        74,522   $  1,001,740
                            ============================================================

----------------------------------------------------------------------------------------
 CLASS C
 Sold                          221,557       $  2,977,259        186,268   $  2,221,285
 Dividends and/or
 distributions reinvested          267              3,610          1,273         14,766
 Redeemed                     (114,094)        (1,533,815)       (86,326)    (1,023,339)
                            ------------------------------------------------------------
 Net increase                  107,730       $  1,447,054        101,215   $  1,212,712
                            ============================================================


                47 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 2. SHARES OF CAPITAL STOCK Continued

                              YEAR ENDED OCTOBER 31, 2004   YEAR ENDED OCTOBER 31, 2003
                                SHARES             AMOUNT     SHARES             AMOUNT
----------------------------------------------------------------------------------------
 Class N
 Sold                           85,506        $ 1,165,275     21,478          $ 261,761
 Dividends and/or
 distributions reinvested          357              4,887        230              2,766
 Redeemed                       (8,146)          (108,870)   (12,426)          (155,431)
                            ------------------------------------------------------------
 Net increase                   77,717        $ 1,061,292      9,282          $ 109,096
                            ============================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended October 31, 2004, were $76,733,133 and $84,881,502, respectively. There were purchases of $12,340,077 and sales of $8,930,209 of U.S. government and government agency obligations for the year ended October 31, 2004. In addition, there were purchases of $316,759,702 and sales of $306,486,129 of To Be Announced (TBA) mortgage-related securities for the year ended October 31, 2004.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million, and 0.45% of average annual net assets in excess of $400 million.
--------------------------------------------------------------------------------
 ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2004, the Fund paid $274,415 to OFS for services to the Fund.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor
--------------------------------------------------------------------------------

                  48 | OPPENHEIMER DISCIPLINED ALLOCATION FUND
 incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class B, Class C and Class N shares were $428,108, $131,782 and $15,505, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.



                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                   RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
 YEAR ENDED        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------
 October 31, 2004      $68,502            $814         $40,394          $1,835            $601
------------------------------------------------------------------------------------------------

 PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $18,298, an amount equivalent to certain of such commissions incurred in prior years.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2004 OFS waived $941 and $571 for Class A and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts

                  49 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS Continued
 to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of October 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.


                  50 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of October 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                                      UNREALIZED
                                  EXPIRATION    NUMBER OF      VALUATION AS OF      APPRECIATION
 CONTRACT DESCRIPTION                  DATES    CONTRACTS     OCTOBER 31, 2004     (DEPRECIATION)
--------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Long Bonds                    12/20/04           67           $7,627,531         $ 209,078
 U.S. Treasury Nts., 10 yr.         12/20/04           55            6,245,938            92,365
                                                                                       -----------
                                                                                         301,443
                                                                                       -----------
 CONTRACTS TO SELL
 U.S. Treasury Nts., 2 yr.          12/30/04          27             5,717,672               969
 U.S. Treasury Nts., 5 yr.          12/20/04          79             8,798,625           (71,617)
                                                                                       -----------
                                                                                         (70,648)
                                                                                       -----------
                                                                                       $ 230,795
                                                                                       ===========

--------------------------------------------------------------------------------
 7. TOTAL RETURN SWAP CONTRACTS
 The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

 As of October 31, 2004, the Fund had entered into the following total return swap agreements:

                                    PAID BY         RECEIVED BY
                                THE FUND AT         THE FUND AT
 SWAP                NOTIONAL    OCTOBER 31,        OCTOBER 31,      TERMINATION      UNREALIZED
 COUNTERPARTY          AMOUNT           2004               2004            DATES    APPRECIATION
---------------------------------------------------------------------------------------------------
                                                       Value of
                                   One-Month    total return of
                               LIBOR less 50    Lehman Brothers
 Deutsche Bank AG    $850,000   basis points         CMBS Index           1/1/05          $4,200
                                                       Value of
                                   One-Month    total return of
 Goldman Sachs                         LIBOR    Lehman Brothers
 Capital Markets LP   850,000       BBA Rate         CMBS Index          3/31/05           3,905
                                                                                          ------
                                                                                          $8,105
                                                                                          ======
 Index abbreviations are as follows:
 CMBS        Commercial Mortgage Backed Securities Markets
 LIBOR       London-Interbank Offered Rate
 LIBOR BBA   London-Interbank Offered Rate British Bankers Association

                  51 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 8. ILLIQUID OR RESTRICTED SECURITIES
 As of October 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2004 was $4,107,030, which represents 3.29% of the Fund's net assets. Information concerning restricted securities is as follows:


                                ACQUISITION                   VALUATION AS OF       UNREALIZED
 SECURITY                              DATE       COST       OCTOBER 31, 2004     DEPRECIATION
-------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Geotek Communications, Inc.,
 Series B, Escrow Shares             1/4/01       $400                    $--             $400

-------------------------------------------------------------------------------------------------

 9. LITIGATION
 Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.
    OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                  52 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER SERIES FUND, INC.:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Disciplined Allocation Fund, (one of the portfolios constituting the Oppenheimer Series Fund, Inc.) including the statement of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Disciplined Allocation Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.





 KPMG LLP

 Denver, Colorado
 December 16, 2004


                  53 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions should be multiplied by 61.93% to arrive at the amount eligible for the corporate dividend-received deduction.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $945,027 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                  54 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.
    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                  55 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
FUND, LENGTH OF SERVICE, AGE           DIRECTOR; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY DIRECTOR

INDEPENDENT                            THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
DIRECTORS                              80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                       RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                    Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since 2002) of
Chairman of the Board of               Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp. (1999-April 2004),
Directors (since 2003);                Caterpillar, Inc. (1993-December 2002), ConAgra Foods (1993-2001), Texas Instruments
Director (since 1996)                  (1993-2001)  and FMC Corporation (1993-2001). Oversees 25 portfolios in the OppenheimerFunds
Age: 73                                complex.

ROBERT G. GALLI,                       A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Director (since 1996)                  OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,                  A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a director
Director (since 1999)                  (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward Academy, a Senior Advisor
Age: 66                                (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of
                                       Sciences (since 1979), American Academy of Arts and Sciences (since 1995), American
                                       Philosophical Society (since 1996) and Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust New York Corporation (1994-1999). Oversees 25 portfolios in the
                                       OppenheimerFunds complex.

MARY F. MILLER,                        Formerly a Senior Vice President and General Auditor, American Express Company
Director (since 2004)                  (July 1998-February 2003). Member of Trustees of the American Symphony Orchestra
Age: 62                                (October 1998 to present). Oversees 25 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                        Director (since January 2002) Columbia Equity Financial Corp. (privately-held financial
Director (since 2002)                  adviser); Managing Director (since January 2002) Carmona Motley, Inc. (privately-held
Age: 52                                financial adviser). Formerly a Managing Director of Carmona Motley Hoffman Inc.
                                       (privately-held financial adviser) (January 1998-December 2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                    A director (since February 1972) of Dominion Resources, Inc. (electric utility holding
Director (since 1996)                  company); formerly a director of Prime Retail, Inc. (real estate investment trust) and
Age: 77                                Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief Executive
                                       Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and
                                       American Manufacturers Mutual Insurance Company. Oversees 25 portfolios in the
                                       OppenheimerFunds complex.

EDWARD V. REGAN,                       President, Baruch College, CUNY; a director of RBAsset (real estate manager); a director of
Director (since 1996)                  OffitBank; formerly Trustee, Financial Accounting Foundation (FASB and GASB), Senior Fellow
Age: 74                                of Jerome Levy Economics Institute, Bard College, Chairman of Municipal Assistance
                                       Corporation for the City of New York, New York State Comptroller and Trustee of New York
                                       State and Local Retirement Fund. Oversees 25 investment companies in the OppenheimerFunds complex.

                  56 | OPPENHEIMER DISCIPLINED ALLOCATION FUND


RUSSELL S. REYNOLDS, JR.,              Chairman (since 1993) of The Directorship Search Group, Inc. (corporate governance consulting
Director (since 1996)                  and executive recruiting); a Life Trustee of International House (non-profit educational
Age: 72                                a former trustee of The Historical Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR                    THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                            STREET NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                                       RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                        Chairman, Chief Executive Officer and director (since June 2001) and President (since
President and Director,                September 2000) of the Manager; President and a director or trustee of other Oppenheimer
Director (since 2001)                  funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp. (the
Age: 55                                Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds
                                       Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                       Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds
                                       Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                       Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management
                                       Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset
                                       Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since
                                       November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                       Inc.; Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance
                                       Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition
                                       Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from
                                       October 3, 2003 through September 30, 2006). Formerly, Chief Operating Officer (September
                                       2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                                       Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                       Executive Officer and director (September 1999-August 2000) of MML Bay State Life Insurance
                                       Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank
                                       (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 63 portfolios as
                                       Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                               THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. FERREIRA, LEVY,
                                       MANIOUDAKIS, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                                       NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO
                                       80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS EARLIER RESIGNATION,
                                       DEATH OR REMOVAL.

EMMANUEL FERREIRA,                     Vice President of the Manager since January 2003. An officer of 4 portfolios in the
Vice President and Portfolio           OppenheimerFunds complex. Formerly, Portfolio Manager at Lashire Investments (July
Manager (since 2003)                   1999-December 2002), and a Senior Analyst at Mark Asset Management (July 1997-June 1999).
Age: 37


                  57 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

CHRISTOPHER LEAVY,                     Senior Vice President of the Manager since September 2000; an officer of 7 portfolios in the
Vice President and Portfolio           OppenheimerFunds complex. Formerly a portfolio manager of Morgan Stanley Dean Witter
Manager (since 2000)                   Investment Management (1997 - September 2000).
Age: 33

ANGELO MANIOUDAKIS,                    Senior Vice President of the Manager (since April 2002), of HarbourView Asset Management
Vice President and                     Corporation (since April, 2002 and of OFI Institutional Asset Management, Inc. (since June
Portfolio Manager                      2002); an officer of 14 portfolios in the OppenheimerFunds complex. Formerly Executive
(since 2002)                           Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley
Age: 38                                Investment Management (August 1993-April 2002).

BRIAN W. WIXTED,                       Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of
Treasurer (since 1999)                 HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Age: 44                                Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
                                       Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of
                                       OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), of OFI
                                       Institutional Asset Management, Inc. (since November 2000), and of OppenheimerFunds Legacy
                                       Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief Financial
                                       Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager);
                                       Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. Formerly Assistant
                                       Treasurer of Centennial Asset Management Corporation (March 1999-October 2003) and
                                       OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                                       (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services Division. An officer of
                                       84 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                        Executive Vice President (since January 2004) and General Counsel (since February 2002) of
Secretary (since 2001)                 the Manager; General Counsel and a director (since November 2001) of the Distributor; General
Age: 56                                Counsel (since November 2001) of Centennial Asset Management Corporation; Senior Vice
                                       President and General Counsel (since November 2001) of HarbourView Asset Management
                                       Corporation; Secretary and General Counsel (since November 2001) of Oppenheimer Acquisition
                                       Corp.; Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                                       International Ltd. and OppenheimerFunds plc; Vice President and a director (since November
                                       2001) of Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of
                                       Oppenheimer Real Asset Management, Inc.; Senior Vice President, General Counsel and a
                                       director (since November 2001) of Shareholder Financial Services, Inc., Shareholder Services,
                                       Inc., OFI Private Investments, Inc. and OFI Trust Company; Vice President (since November
                                       2001) of OppenheimerFunds Legacy Program; Senior Vice President and General Counsel (since
                                       November 2001) of OFI Institutional Asset Management, Inc.; a director (since June 2003) of
                                       OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May 1985-December 2003),
                                       Acting General Counsel (November 2001-February 2002) and Associate General Counsel (May
                                       1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                       1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November 2001); and
                                       OppenheimerFunds International Ltd. (October 1997-November 2001). An officer of 84 portfolios in the OppenheimerFunds complex.


                  58 | OPPENHEIMER DISCIPLINED ALLOCATION FUND


MARK S. VANDEHEY,                      Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager; Vice
Vice President and                     President (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer               Management Corporation and Shareholder Services, Inc. Formerly (until February 2004) Vice
(since 2004)                           President and Director of Internal Audit of the Manager. An officer of 84 portfolios in the
Age: 54                                OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.

                  59 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Directors of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $13,000 in fiscal 2004 and $10,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $26 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include consultations regarding the registrant's retirement plan with respect to its directors.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,500 in fiscal 2004 and $5,026 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Directors of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent directors, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)